13. BANK CREDIT LINES	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
BANK CREDIT LINES

On December 18, 2012, the Company entered into a Financing Agreement with Rosenthal & Rosenthal, Inc. (the “Financing Agreement”). The Financing Agreement originally provided for up to $1.75 million of revolving credit, subject to a borrowing base formula and other terms and conditions. The Financing Agreement continued until November 30, 2014 with automatic renewals from year to year thereafter, unless sooner terminated by either party. The lender has the right to terminate the Financing Agreement at any time on 60 days’ prior written notice. Borrowings are secured by all of the Company assets including intellectual property. The Financing Agreement contains several covenants, including a requirement that the Company maintain tangible net worth of not less than $2.5 million and working capital of not less than $2.5 million.

On March 25, 2014, the Company entered into an amendment to the Financing Agreement (the “Amendment”) with an effective date of January 1, 2013. The Amendment clarified the definition of current assets in the Financing Agreement, reduced the size of the revolving credit line to $1.25 million, and revised the financial covenants so that Zoom is required to maintain tangible net worth of not less than $2.0 million and working capital of not less than $1.75 million.

On October 29, 2015, the Company entered into a second amendment to the Financing Agreement (the “Second Amendment”). Retroactive to October 1, 2015, the Second Amendment eliminated $2,500 in monthly charges for the Financing Agreement. Effective December 1, 2015, the Second Amendment reduces the effective rate of interest to 2.25% plus an amount equal to the higher of prime rate or 3.25%.

On July 19, 2016, the Company entered into a third amendment to the Financing Agreement. The Amendment increased the size of the revolving credit line to $2.5 million effective as of date of the amendment.

On September 1, 2016, the Company entered into a fourth amendment to the Financing Agreement. The Amendment increased the size of the revolving credit line to $3.0 million effective with the date of this amendment.

The Company is required to calculate its covenant compliance on a quarterly basis. As of September 30, 2016, the Company was in compliance with both its working capital and tangible net worth covenants. At September 30, 2016, the Company’s tangible net worth was approximately $3.1 million, while the Company’s working capital was approximately $2.9 million.

On December 18, 2012, the Company entered into a Financing Agreement with Rosenthal & Rosenthal, Inc. (the “Financing Agreement”). The Financing Agreement provided for up to $1.75 million of revolving credit, subject to a borrowing base formula and other terms and conditions as specified in the Financing Agreement. The Financing Agreement continued until November 30, 2014 and automatically renews from year to year thereafter, unless sooner terminated by either party as specified in the Financing Agreement. The Lender shall have the right to terminate the Financing Agreement at any time by giving the Company sixty days’ prior written notice. Borrowings are secured by all of the Company assets including intellectual property. The Loan Agreement contained several covenants, including a requirement that the Company maintain tangible net worth of not less than $2.5 million and working capital of not less than $2.5 million. On March 25, 2014, the Company entered into an amendment to the Financing Agreement (the “Amendment”) with an effective date of January 1, 2013.  The Amendment clarified the definition of current assets in the Financing Agreement, reduced the size of the revolving credit line to $1.25 million, and revised the financial covenants so that Zoom is required to maintain tangible net worth of not less than $2.0 million and working capital of not less than $1.75 million.

On October 29, 2015, the Company entered into a second amendment to the Financing Agreement (the “Second Amendment”).  Retroactive to October 1, 2015, the Second Amendment eliminated $2,500 in monthly charges for the Financing Agreement.  Effective December 1, 2015, the Second Amendment reduces the effective rate of interest to 2.25% plus an amount equal to the higher of prime rate or 3.25%.

The Company is required to calculate its covenant compliance on a quarterly basis. As of December 31, 2015, the Company was in compliance with both its working capital and tangible net worth covenants. At December 31, 2015, the Company’s tangible net worth was approximately $4.6 million, while the Company’s working capital was approximately $4.4 million.